Victory Portfolios III

Victory Small Cap Stock Fund

(the “Fund”)

Supplement dated July 3, 2025, to the Fund’s

Summary Prospectus and Prospectus dated September 1, 2024, as Supplemented

Effective immediately, THB Asset Management (“THB”) will no longer manage a portion of the Fund. Therefore, all references to THB in the Summary Prospectus and Prospectus are hereby deleted.

If you wish to obtain more information, please call the Victory Funds at 800-235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.